Borrowings (Non-Current) (Details) - Schedule of Borrowings (Non-Current) - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Secured Borrowings [Member]
Secured Borrowings
Vehicles Loans from Financial Institutions	$ 10,185